REVENUE FROM CONTRACTS WITH CUSTOMERS - Geographic breakdown of revenues (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,472.5	$ 1,192.5
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	464.7	414.9
Greater China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	446.0	311.6
EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	404.9	360.6
Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 156.9	$ 105.4
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue	22.30%	26.00%
Mainland China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue	28.80%	24.70%